Key Management Personnel Compensation (Tables)	12 Months Ended
Jun. 30, 2018
Key Management Personnel Compensation
Schedule of key management personnel compensation

The aggregate compensation made to Directors and Other Key Management Personnel of the Company is set out below:

	30 June 2018 AUD$	30 June 2017 AUD$	30 June 2016 AUD$
Key Management Personnel Compensation
Short-term employee benefits	570,256	681,666	652,514
Post-employment benefits	32,087	25,947	26,004
Share-based payments	59,975	353,670	1,606,275
Total Key Management Personnel Compensation	662,318	1,061,283	2,284,793